Note 5 - Transactions With Related Parties	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
5.	Transactions with Related Parties:

(a)

Central Mare– Executive Officers and Other Personnel Agreements:
On
September 1, 2010,
the Company entered into separate agreements with Central Mare, a related party affiliated with the family of Evangelos J. Pistiolis, pursuant to which Central Mare provides the Company with its executive officers and other administrative employees (Chief Executive Officer, Chief Financial Officer, Chief Technical Officer and Executive Vice President).

The fees charged by Central Mare for the
six
month periods ended
June 30, 2017
and
2018
are as follows:

	Six Month Period Ended June 30,
	2017	2018	Presented in:
Executive officers and other personnel expenses	1,200	1,200	General and administrative expenses - Statement of comprehensive loss
Amortization of awarded shares	-	(17)	Management fees - related parties - Statement of comprehensive loss
Total	1,200	1,183

On
March 27, 2017
and
January 2, 2018,
the Company’s board of directors granted to the Chief Executive Officer a bonus of
$1,500
and
$2,250
respectively, to be distributed at his own discretion to other executives.

(b)
Central Shipping Monaco SAM (“CSM”) – Letter Agreement and Management Agreements:
On
March 10, 2014,
the Company entered into a new letter agreement, or the New Letter Agreement, with CSM, a related party affiliated with the family of Evangelos J. Pistiolis, which detailed the services and fees for the management of the Company’s fleet.

The fees charged by and expenses relating to CSM for the periods ended
June 30, 2017
and
2018
are as follows:

	Six Months Ended June 30,
	2017	2018	Presented in:
Management fees	34	-	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
	1,081	1,159	Management fees - related parties -Statement of comprehensive loss
Supervision services fees	8	27	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	43	43	Vessel operating expenses -Statement of comprehensive loss
	15	15	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	88	113	Management fees - related parties -Statement of comprehensive loss
Financing fees	-	24	Short-term debt – Balance sheet
Commission for sale and purchase of vessels	707	1,749	Management fees - related parties -Statement of comprehensive loss
Commission on charter hire agreements	236	245	Voyage expenses - Statement of comprehensive loss
Performance incentive fee	1,250	1,250	Management fees - related parties -Statement of comprehensive loss
Total	3,462	4,625

For periods ended
June 30, 2017
and
2018,
CSM charged the Company newbuilding supervision related pass-through costs amounting to
$109
and
$386
respectively, that are
not
included in the table above.
(c)
Vessel Acquisitions from affiliated entities:
On
January 31, 2018
the Company entered into a series of transactions with a number of entities affiliated with Evangelos J. Pistiolis that led to the purchase of the construction contracts of Eco Marina Del Ray, Eco Bel Air, Eco Beverley Hills and
10%
interest in M/T Stenaweco Elegance (see Note
1
and Note
4
).